Business Combinations	3 Months Ended
Mar. 31, 2017
Business Combinations
3. Business Combinations
Acquisitions – Clinical Research Management, Inc.

On September 15, 2016, a subsidiary of the Company, ICON US Holdings Inc. acquired ClinicalRM resulting in an initial net cash outflow of $52.4 million inclusive of certain payments made on behalf of ClinicalRM totaling $9.2 million.

ClinicalRM is a full-service CRO specializing in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices. The organization helps customers progress their products to market faster with a wide array of research, regulatory and sponsor services within the U.S. and around the globe. ClinicalRM provide full service and functional research solutions to a broad range of US government agencies. Their extensive expertise extends across basic and applied research, infectious diseases, vaccines development and testing and the response to bio-threats.  They have worked in collaboration with government and commercial customers to respond to the threat of global viral epidemics.  Further consideration of up to $12.0 million is payable if certain performance milestones are achieved in respect of periods up to December 31, 2017.  The fair value of the deferred consideration on acquisition and at March 31, 2017 has been estimated at $6 million.

The acquisition of ClinicalRM has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The Company has made a provisional assessment of the fair value of assets acquired and liabilities assumed as at that date. The table following summarizes the Company’s provisional estimates of the fair values of the assets acquired and liabilities assumed:

September 15,
2016
(in thousands)
Cash	$3,168
Property, plant and equipment	939
Goodwill*	34,576
Intangible assets**	8,644
Accounts receivable	11,725
Unbilled revenue	2,814
Prepayments and other current assets	1,673
Accounts payable	(621)
Other liabilities	(4,515)
Non-current other liabilities	(7)

Net assets acquired	$58,396

Cash outflows (including other liabilities assumed of $9.2 million)	$52,396
Contingent consideration	6,000
Total cash outflows	$58,396

*Goodwill represents the acquisition of an established workforce with experience in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices. Goodwill related to the US portion of the business acquired is tax deductible.
**The Company has made an initial estimate of separate intangible assets acquired of $8.6 million, being customer relationships and order book assets.  This assessment is under review and will be finalized within 12 months of the date of acquisition.

Acquisitions - PMG

On December 4, 2015, a subsidiary of the Company, ICON Clinical Research LLC. acquired PMG for total cash outflows of $65.4 million, including certain payments made on behalf of PMG totaling $10.1 million.  PMG is an integrated network of 52 clinical research sites in North Carolina, South Carolina, Tennessee, Illinois and Iowa.  The site network includes wholly owned facilities and dedicated clinical research sites. PMG conducts clinical trials in all major therapeutic areas and has particular expertise in vaccine, gastroenterology, cardiovascular, neurology and endocrinology studies.  It has a proprietary database of clinical trial participants.  It also has access to in excess of 2 million active patients via electronic medical records through its partnerships with healthcare institutions and community physical practices.

The acquisition of PMG has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations.  The table following summarizes the fair values of the assets acquired and liabilities assumed:

December 4,
2015
(in thousands)
Cash	$194
Property, plant and equipment	712
Goodwill*	48,728
Customer lists	6,938
Order backlog	2,948
Accounts receivable	11,597
Prepayments and other current assets	1,329
Accounts payable	(530)
Other liabilities	(3,456)
Non-current deferred tax liability	(3,106)

Net assets acquired	$65,354

Cash consideration	$53,681
Other liabilities assumed	10,060
Working capital adjustment	1,613
Total cash outflows	$65,354

*Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development.   In finalizing the goodwill on acquisition of PMG in the twelve month period from acquisition, fair value adjustments were made to deferred tax liabilities ($3.1 million), accounts receivable acquired ($1.4 million), other liabilities ($1.2 million) and the value of the customer list and order backlog assets acquired ($0.4 million).  Additional consideration of $1.6 million was provided on completion of the contractual working capital process.

Acquisitions - MediMedia Pharma Solutions

On February 27, 2015, a subsidary of the Company, ICON Holdings Unlimited Company (formerly ICON Holdings), acquired MediMedia Pharma Solutions for cash consideration of $104.8 million (net of working capital adjustments of $3.9 million).  In addition to the cash consideration, certain payments were made on behalf of MediMedia Pharma Solutions on completion totaling $11.3 million. Headquartered in Yardley, Pennsylvania, MediMedia Pharma Solutions includes MediMedia Managed Markets and Complete Healthcare Communications.  MediMedia Managed Markets is a leading provider of strategic payer-validated market access solutions.  Complete Healthcare Communications is one of the leading medical and scientific communication agencies working with medical affairs, commercial and brand development teams within life science companies. The acquisition agreement also provided for certain working capital targets to be achieved by MediMedia Pharma Solutions.

The acquisition of MediMedia Pharma Solutions has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The table following summarizes the fair values of the assets acquired and liabilities assumed on acquisition:

February 27,
2015
(in thousands)
Property, plant and equipment	$1,049
Goodwill*	92,084
Customer lists	22,752
Order backlog	2,521
Accounts receivable	5,240
Unbilled revenue	4,324
Prepayments and other current assets	621
Accounts payable	(749)
Payments on account	(4,186)
Deferred tax liability	(2,171)
Other liabilities	(5,483)

Net assets acquired	$116,002

Cash consideration	$108,717
Other liabilities assumed**	11,283
Gross cash outflows	120,000
Working capital adjustment	(3,998)
Net cash outflows	$116,002

* Goodwill represents the acquisition of an established workforce with experience in the provision of strategic payer-validated market access solutions while the acquisition of Complete Healthcare Communications comprises an established workforce with significant communication experience working with medical affairs, commercial and brand development teams within the life science industry. Goodwill related to the US portion of the business is tax deductible.
** Payments made at acquisition date of $11.3 million were in respect of certain one-time liabilities which have subsequently been discharged.